Reverse Recapitalization (Details) - USD ($)	Jun. 30, 2024	Jun. 22, 2024	Dec. 31, 2023	Dec. 31, 2022
Issued shares of common stock, value	$ 2,372		$ 2,281	$ 1,339
Common stock shares issued	23,736,027	232,360	22,812,048	13,387,344
Issued shares of common stock, value	$ (2,372)		$ (2,281)	$ (1,339)
Common stock exercise price per shares	$ 0.0001		$ 0.0001	$ 0.0001
Accumulated Deficits [Member]
Issued shares of common stock, value			$ 22,638,859
Issued shares of common stock, value			(22,638,859)
Accumulated Deficits [Member] | SPAC Financing [Member]
Issued shares of common stock, value	$ 0		0
Issued shares of common stock, value	0		0
Accumulated Deficits [Member] | Transaction expenses [Member]
Issued shares of common stock, value	894,662		0
Issued shares of common stock, value	(894,662)		0
Accumulated Deficits [Member] | Earnout liability [Member]
Issued shares of common stock, value	22,638,859		22,638,859
Issued shares of common stock, value	(22,638,859)		(22,638,859)
Accumulated Deficits [Member] | Warrants liability [Member]
Issued shares of common stock, value	0		0
Issued shares of common stock, value	0		0
Common Stocks [Member]
Issued shares of common stock, value	$ 942		$ 942
Common stock shares issued	9,424,704		9,424,704
Issued shares of common stock, value	$ (942)		$ (942)
Common Stocks [Member] | SPAC Financing [Member]
Issued shares of common stock, value	$ 889		$ 889
Common stock shares issued	8,891,718		8,891,718
Issued shares of common stock, value	$ (889)		$ (889)
Common stock exercise price per shares	$ 0.0001		$ 0.0001
Common Stocks [Member] | Transaction expenses [Member]
Issued shares of common stock, value	$ 53		$ 53
Common stock shares issued	532,986		532,986
Issued shares of common stock, value	$ (53)		$ (53)
Common stock exercise price per shares	$ 0.0001		$ 0.0001
Additional Paid In Capitals [Member]
Issued shares of common stock, value	$ 4,816,511		$ 4,816,511
Issued shares of common stock, value	(4,816,511)		(4,816,511)
Additional Paid In Capitals [Member] | SPAC Financing [Member]
Issued shares of common stock, value	8,315,186		8,315,186
Issued shares of common stock, value	(8,315,186)		(8,315,186)
Additional Paid In Capitals [Member] | Transaction expenses [Member]
Issued shares of common stock, value	6,651,674		6,651,674
Issued shares of common stock, value	(6,651,674)		(6,651,674)
Additional Paid In Capitals [Member] | Earnout liability [Member]
Issued shares of common stock, value	4,470,918		4,470,918
Issued shares of common stock, value	(4,470,918)		(4,470,918)
Additional Paid In Capitals [Member] | Warrants liability [Member]
Issued shares of common stock, value	2,009,105		2,009,105
Issued shares of common stock, value	$ (2,009,105)		$ (2,009,105)